Earnings Per Common Share Applicable To Common Shareholders Of MUFG	12 Months Ended
Mar. 31, 2012
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Abstract]
Earnings Per Common Share Applicable To Common Shareholders Of MUFG
20.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Income allocable to preferred shareholders:
Cash dividends paid	(21,678)	(20,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	846,984	431,705	398,291

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,123)	(1,232)	(589)
Stock options—kabu.com Securities	(1)	—	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥845,860	¥430,473	¥397,702

	2010	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,324,315	14,131,567	14,140,136
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	8,365	13,169	16,683

Weighted average common shares for diluted computation	12,332,681	14,144,737	14,156,820

	2010	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.72	¥30.55	¥28.17

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.59	¥30.43	¥28.09

For the fiscal year ended March 31, 2010, stock options issued by MU Hands-on Capital Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

For the fiscal year ended March 31, 2012, stock options and restricted stock units issued by Morgan Stanley could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2010, 2011 and 2012, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2010, 2011 and 2012.